UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Capital Preservation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Performance

Total Returns as of September 30, 2014
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPFXX	0.01%(2)	0.01%(2)	0.01%(2)	1.31%(2)	4.00%(2)	10/13/72

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.48%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

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Fund Characteristics

SEPTEMBER 30, 2014
7-Day Current Yield
After wavier(1)	0.01%
Before waiver	-0.44%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	59 days
Weighted Average Life	63 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	30%
31-90 days	57%
91-180 days	10%
More than 180 days	3%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.20	0.04%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.41	0.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.87	$0.20	0.04%
Investor Class (before waiver)	$1,000	$1,022.66	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

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Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. TREASURY NOTES(1) — 47.7%
U.S. Treasury Notes, VRN, 0.06%, 10/1/14	$15,000,000	$14,997,028
U.S. Treasury Notes, VRN, 0.08%, 10/1/14	5,000,000	5,000,000
U.S. Treasury Notes, 0.50%, 10/15/14	136,000,000	136,023,822
U.S. Treasury Notes, 0.25%, 10/31/14	77,000,000	77,012,208
U.S. Treasury Notes, 0.375%, 11/15/14	63,000,000	63,025,056
U.S. Treasury Notes, 4.25%, 11/15/14	52,000,000	52,263,826
U.S. Treasury Notes, 0.25%, 11/30/14	322,000,000	322,108,283
U.S. Treasury Notes, 2.125%, 11/30/14	9,000,000	9,030,893
U.S. Treasury Notes, 0.25%, 12/15/14	115,000,000	115,048,601
U.S. Treasury Notes, 0.25%, 1/15/15	50,000,000	50,034,524
U.S. Treasury Notes, 0.25%, 1/31/15	50,000,000	50,039,401
U.S. Treasury Notes, 0.25%, 2/28/15	79,000,000	79,066,078
U.S. Treasury Notes, 2.375%, 2/28/15	25,000,000	25,240,684
U.S. Treasury Notes, 0.375%, 4/15/15	32,000,000	32,054,076
U.S. Treasury Notes, 0.375%, 6/30/15	50,000,000	50,105,839
U.S. Treasury STRIPS - PRINCIPAL, 0.00%, 11/15/14(2)	75,000,000	74,995,050
TOTAL U.S. TREASURY NOTES		1,156,045,369
U.S. TREASURY BILLS(1) — 42.2%
U.S. Treasury Bills, 0.04%, 10/2/14	75,000,000	74,999,927
U.S. Treasury Bills, 0.03%, 10/9/14	100,000,000	99,999,333
U.S. Treasury Bills, 0.03%, 10/30/14	150,000,000	149,996,375
U.S. Treasury Bills, 0.03%, 11/6/14	200,000,000	199,995,000
U.S. Treasury Bills, 0.01%, 11/13/14	25,000,000	24,999,702
U.S. Treasury Bills, 0.03%, 12/4/14	71,720,000	71,716,813
U.S. Treasury Bills, 0.02%, 12/11/14	175,000,000	174,993,097
U.S. Treasury Bills, 0.02%, 12/18/14	100,000,000	99,996,750
U.S. Treasury Bills, 0.01%, 12/26/14	100,000,000	99,997,611
U.S. Treasury Bills, 0.05%, 3/5/15	28,280,000	28,273,912
TOTAL U.S. TREASURY BILLS		1,024,968,520
TEMPORARY CASH INVESTMENTS — 0.1%
SSgA U.S. Government Money Market Fund, Class N	1,603,811	1,603,811
TOTAL INVESTMENT SECURITIES — 90.0%		2,182,617,700
OTHER ASSETS AND LIABILITIES(3) — 10.0%		242,627,275
TOTAL NET ASSETS — 100.0%		$2,425,244,975

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,182,617,700
Cash	74,109,985
Receivable for investments sold	242,007,492
Receivable for capital shares sold	1,686,025
Interest receivable	1,953,191
2,502,374,393

Liabilities
Payable for investments purchased	74,995,050
Payable for capital shares redeemed	2,085,647
Accrued management fees	48,521
Dividends payable	200
77,129,418

Net Assets	$2,425,244,975

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,425,241,933

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,425,244,823
Undistributed net realized gain	152
$2,425,244,975

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$584,076

Expenses:
Management fees	5,832,907
Trustees' fees and expenses	73,472
Other expenses	3,247
5,909,626
Fees waived	(5,447,189)
462,437

Net investment income (loss)	121,639

Net realized gain (loss) on investment transactions	(2,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	$119,074

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$121,639	$259,663
Net realized gain (loss)	(2,565)	7,923
Net increase (decrease) in net assets resulting from operations	119,074	267,586

Distributions to Shareholders
From net investment income	(121,639)	(252,574)
From net realized gains	—	(4,425)
Decrease in net assets from distributions	(121,639)	(256,999)

Capital Share Transactions
Proceeds from shares sold	375,839,152	1,017,022,826
Proceeds from reinvestment of distributions	120,258	253,811
Payments for shares redeemed	(487,585,976)	(1,124,360,856)
Net increase (decrease) in net assets from capital share transactions	(111,626,566)	(107,084,219)

Net increase (decrease) in net assets	(111,629,131)	(107,073,632)

Net Assets
Beginning of period	2,536,874,106	2,643,947,738
End of period	$2,425,244,975	$2,536,874,106

Transactions in Shares of the Fund
Sold	375,839,152	1,017,022,826
Issued in reinvestment of distributions	120,258	253,811
Redeemed	(487,585,976)	(1,124,360,856)
Net increase (decrease) in shares of the fund	(111,626,566)	(107,084,219)

See Notes to Financial Statements.

10

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

11

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, American Century Investment Management, Inc. (ACIM), the trust’s distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended September 30, 2014 was 0.47% before waiver and 0.03% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Notes	—	$1,156,045,369	—
U.S. Treasury Bills	—	1,024,968,520	—
Temporary Cash Investments	$1,603,811	—	—
	$1,603,811	$2,181,013,889	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6.  Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market and institutional tax exempt money market funds and will provide for redemption fees and gates under certain circumstances.  Management is currently evaluating the impact the amendments will have upon their effectiveness, including their impact on the fund's operations and financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.04%(4)	0.48%(4)	0.01%(4)	(0.43)%(4)	$2,425,245
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,536,874
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.09%	0.48%	0.01%	(0.38)%	$2,643,948
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,801,793
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	0.48%	0.01%	(0.30)%	$2,913,219
2010	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.28%	0.48%	0.01%	(0.19)%	$3,153,367

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2014 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

14

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the second quartile of its peer universe for the one-year period and in the first quartile for the three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

16

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable

17

waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

18

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83898 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Ginnie Mae Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
			Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGNMX	2.02%	3.02%	3.45%	4.38%	6.54%	9/23/85
Barclays U.S. GNMA Index	—	2.49%	3.77%	3.85%	4.80%	7.23%(2)	—
Institutional Class	AGMNX	2.12%	3.22%	3.66%	—	4.88%(3)	9/28/07
A Class(4)	BGNAX						10/9/97
No sales charge*		1.89%	2.76%	3.19%	4.12%	4.64%
With sales charge*		-2.66%	-1.90%	2.24%	3.64%	4.36%
C Class	BGNCX						3/1/10
No sales charge*		1.42%	1.99%	—	—	2.29%
With sales charge*		0.42%	1.99%	—	—	2.29%
R Class	AGMWX	1.67%	2.41%	2.92%	—	4.13%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since September 30, 1985, the date nearest the Investor Class’s inception for which data are available.

(3)	Returns would have been lower if a portion of the management fee had not been waived.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.55%	0.35%	0.80%	1.55%	1.05%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	4.7 years
Weighted Average Life	6.9 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	101.5%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	10.5%
U.S. Treasury Securities	1.4%
Temporary Cash Investments	7.8%
Other Assets and Liabilities	(21.2)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1)4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,020.20	$2.79	0.55%
Institutional Class	$1,000	$1,021.20	$1.77	0.35%
A Class	$1,000	$1,018.90	$4.05	0.80%
C Class	$1,000	$1,014.20	$7.83	1.55%
R Class	$1,000	$1,016.70	$5.31	1.05%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 101.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.7%
GNMA, VRN, 1.625%, 10/20/14	$14,259,671	$14,813,566
GNMA, VRN, 1.625%, 10/20/14	23,387,168	24,341,106
		39,154,672
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.8%
GNMA, 3.00%, 10/23/14(2)(3)	85,000,000	85,581,071
GNMA, 3.00%, 10/23/14(3)	20,000,000	20,127,347
GNMA, 3.00%, 4/20/43	18,057,938	18,217,773
GNMA, 3.50%, 10/23/14(2)(3)	157,500,000	162,778,712
GNMA, 3.50%, 12/20/41 to 7/20/44	205,517,353	213,030,685
GNMA, 4.00%, 10/23/14(2)(3)	28,500,000	30,234,491
GNMA, 4.00%, 12/20/39 to 6/20/42	234,792,227	249,936,483
GNMA, 4.50%, 10/23/14(2)(3)	90,000,000	97,653,532
GNMA, 4.50%, 7/15/33 to 3/20/42	152,860,223	166,769,372
GNMA, 5.00%, 6/15/33 to 5/20/41	129,725,524	143,871,375
GNMA, 5.50%, 4/15/33 to 8/15/39	117,890,620	133,008,312
GNMA, 6.00%, 7/20/16 to 2/20/39	55,487,133	63,056,878
GNMA, 6.50%, 6/15/23 to 11/15/38(4)	15,138,348	17,481,067
GNMA, 7.00%, 11/15/22 to 12/20/29	4,326,803	4,842,198
GNMA, 7.25%, 4/15/23 to 6/15/23	43,850	45,107
GNMA, 7.50%, 6/15/17 to 11/15/31	3,622,073	3,999,036
GNMA, 7.65%, 6/15/16 to 12/15/16	29,177	29,291
GNMA, 7.75%, 11/15/22	28,273	28,674
GNMA, 7.77%, 4/15/20 to 6/15/20	110,654	114,832
GNMA, 7.89%, 9/20/22	10,139	10,182
GNMA, 7.98%, 6/15/19	18,016	18,096
GNMA, 8.00%, 2/20/17 to 7/20/30	1,050,116	1,128,662
GNMA, 8.15%, 2/15/21	39,487	40,208
GNMA, 8.25%, 4/20/17 to 2/15/22	232,432	240,442
GNMA, 8.35%, 11/15/20	8,346	8,380
GNMA, 8.50%, 4/20/16 to 12/15/30	816,038	898,124
GNMA, 8.75%, 3/20/17 to 7/15/27	88,075	90,461
GNMA, 9.00%, 7/20/15 to 1/15/25	391,754	416,707
GNMA, 9.25%, 10/15/16 to 3/15/25	100,490	102,070
GNMA, 9.50%, 5/15/16 to 7/20/25	212,558	218,773
GNMA, 9.75%, 12/15/18 to 11/20/21	50,262	52,833
GNMA, 10.00%, 3/15/16 to 11/20/21	7,887	8,025
GNMA, 10.25%, 2/15/19	4,970	5,000
GNMA, 10.50%, 9/15/15 to 4/20/19	12,626	12,752
GNMA, 11.00%, 2/15/16 to 6/15/20	23,130	23,532
GNMA, 11.25%, 2/20/16	531	534
GNMA, 13.00%, 3/20/15 to 8/15/15	794	798
		1,414,081,815
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,426,973,000)		1,453,236,487

7

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 10.5%
GNMA, Series 1998-17, Class F, VRN, 0.65%, 10/16/14	$176,740	$176,917
GNMA, Series 1998-6, Class FA, VRN, 0.66%, 10/16/14	1,523,968	1,535,886
GNMA, Series 1999-43, Class FB, VRN, 0.50%, 10/16/14	4,152,485	4,170,178
GNMA, Series 2000-22, Class FG, VRN, 0.35%, 10/16/14	39,802	39,908
GNMA, Series 2001-59, Class FD, VRN, 0.65%, 10/16/14	832,451	839,967
GNMA, Series 2001-62, Class FB, VRN, 0.65%, 10/16/14	1,623,065	1,637,708
GNMA, Series 2002-13, Class FA, VRN, 0.65%, 10/16/14	989,407	996,324
GNMA, Series 2002-24, Class FA, VRN, 0.65%, 10/16/14	1,939,730	1,952,654
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.50%, 10/20/14	636,922	640,346
GNMA, Series 2002-31, Class FW, VRN, 0.55%, 10/16/14	608,980	612,335
GNMA, Series 2003-110, Class F, VRN, 0.55%, 10/20/14	2,519,770	2,540,986
GNMA, Series 2003-42, Class FW, VRN, 0.50%, 10/20/14	958,840	960,723
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	3,484,281	3,575,267
GNMA, Series 2003-66, Class HF, VRN, 0.60%, 10/20/14	1,621,437	1,631,570
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	5,769,894	5,946,300
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.40%, 10/16/14	1,179,646	1,181,222
GNMA, Series 2004-76, Class F, VRN, 0.55%, 10/20/14	2,196,106	2,200,279
GNMA, Series 2005-13, Class FA, VRN, 0.35%, 10/20/14	6,361,086	6,342,457
GNMA, Series 2007-5, Class FA, VRN, 0.29%, 10/20/14	6,733,988	6,706,756
GNMA, Series 2007-58, Class FC, VRN, 0.65%, 10/20/14	3,727,931	3,750,232
GNMA, Series 2007-74, Class FL, VRN, 0.61%, 10/16/14	8,783,616	8,823,625
GNMA, Series 2008-18, Class FH, VRN, 0.75%, 10/20/14	5,598,290	5,660,583
GNMA, Series 2008-2, Class LF, VRN, 0.61%, 10/20/14	3,875,030	3,896,565
GNMA, Series 2008-27, Class FB, VRN, 0.70%, 10/20/14	10,632,739	10,735,057
GNMA, Series 2008-61, Class KF, VRN, 0.82%, 10/20/14	5,535,730	5,611,996
GNMA, Series 2008-73, Class FK, VRN, 0.91%, 10/20/14	7,112,757	7,259,376
GNMA, Series 2008-75, Class F, VRN, 0.68%, 10/20/14	7,744,538	7,799,784
GNMA, Series 2008-88, Class UF, VRN, 1.15%, 10/20/14	5,122,502	5,256,516
GNMA, Series 2009-109, Class FA, VRN, 0.55%, 10/16/14	1,233,690	1,235,359
GNMA, Series 2009-127, Class FA, VRN, 0.70%, 10/20/14	6,928,130	6,979,647
GNMA, Series 2009-76, Class FB, VRN, 0.75%, 10/16/14	4,921,037	4,954,377
GNMA, Series 2009-92, Class FJ, VRN, 0.83%, 10/16/14	3,088,365	3,134,242
GNMA, Series 2010-14, Class QF, VRN, 0.60%, 10/16/14	17,323,661	17,405,679
GNMA, Series 2010-25, Class FB, VRN, 0.70%, 10/16/14	13,943,431	14,017,868
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,696,872)		150,208,689
U.S. TREASURY SECURITIES — 1.4%
U.S. Treasury Notes, 0.50%, 10/15/14 (Cost $20,002,154)	20,000,000	20,003,520
TEMPORARY CASH INVESTMENTS — 7.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $30,464,465), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $29,853,891)		29,853,891
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $24,380,501), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $23,883,120)		23,883,113
SSgA U.S. Government Money Market Fund, Class N	57,450,109	57,450,109
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,187,113)		111,187,113
TOTAL INVESTMENT SECURITIES — 121.2% (Cost $1,707,859,139)		1,734,635,809
OTHER ASSETS AND LIABILITIES(5) — (21.2)%		(303,194,261)
TOTAL NET ASSETS — 100.0%		$1,431,441,548

8

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
235	U.S. Treasury 10-Year Notes	December 2014	$29,290,547	$190,409
78	U.S. Treasury Long Bonds	December 2014	10,756,687	104,637
64	U.S. Treasury Ultra Long Bonds	December 2014	9,760,000	81,356
			$49,807,234	$376,402

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	‑	Government National Mortgage Association
SEQ	‑	Sequential Payer
VRN	‑	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,992,016.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $777,317.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,707,859,139)	$1,734,635,809
Cash	89,852,310
Receivable for capital shares sold	770,074
Receivable for variation margin on futures contracts	111,062
Interest receivable	4,528,749
1,829,898,004

Liabilities
Payable for investments purchased	394,740,448
Payable for capital shares redeemed	2,755,614
Accrued management fees	634,921
Distribution and service fees payable	67,907
Dividends payable	257,566
398,456,456

Net Assets	$1,431,441,548

Net Assets Consist of:
Capital paid in	$1,443,013,410
Distributions in excess of net investment income	(6,534,208)
Accumulated net realized loss	(32,190,726)
Net unrealized appreciation	27,153,072
$1,431,441,548

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,101,916,066	102,252,205	$10.78
Institutional Class	$48,110,404	4,464,757	$10.78
A Class	$262,359,351	24,344,515	$10.78*
C Class	$14,470,649	1,342,615	$10.78
R Class	$4,585,078	425,628	$10.77
*Maximum offering price $11.29 (net asset value divided by 0.955).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,689,405

Expenses:
Management fees	3,924,816
Distribution and service fees:
A Class	330,283
C Class	76,996
R Class	11,128
Trustees' fees and expenses	43,079
Other expenses	495
4,386,797

Net investment income (loss)	11,302,608

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,371,348
Futures contract transactions	(2,200,634)
5,170,714

Change in net unrealized appreciation (depreciation) on:
Investments	11,068,584
Futures contracts	146,231
11,214,815

Net realized and unrealized gain (loss)	16,385,529

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,688,137

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$11,302,608	$25,963,296
Net realized gain (loss)	5,170,714	(12,109,590)
Change in net unrealized appreciation (depreciation)	11,214,815	(38,200,335)
Net increase (decrease) in net assets resulting from operations	27,688,137	(24,346,629)

Distributions to Shareholders
From net investment income:
Investor Class	(14,115,614)	(33,926,755)
Institutional Class	(601,803)	(1,513,078)
A Class	(2,980,139)	(7,042,862)
C Class	(116,308)	(392,990)
R Class	(44,654)	(102,934)
Decrease in net assets from distributions	(17,858,518)	(42,978,619)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(38,299,842)	(403,299,817)

Net increase (decrease) in net assets	(28,470,223)	(470,625,065)

Net Assets
Beginning of period	1,459,911,771	1,930,536,836
End of period	$1,431,441,548	$1,459,911,771

Undistributed (distributions in excess of) net investment income	$(6,534,208)	$21,702

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 were $2,370,753,355 and $2,530,658,425, respectively, all of which are U.S. Treasury and Government Agency obligations.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,262,154	$56,698,114	12,888,509	$139,651,637
Issued in reinvestment of distributions	1,176,754	12,691,276	2,804,535	30,195,139
Redeemed	(11,031,587)	(118,847,363)	(45,794,309)	(492,664,284)
	(4,592,679)	(49,457,973)	(30,101,265)	(322,817,508)
Institutional Class
Sold	795,439	8,572,832	1,299,882	14,000,029
Issued in reinvestment of distributions	49,446	533,254	139,021	1,496,839
Redeemed	(655,138)	(7,054,946)	(2,758,518)	(29,608,458)
	189,747	2,051,140	(1,319,615)	(14,111,590)
A Class
Sold	3,161,754	34,037,811	12,061,226	129,673,245
Issued in reinvestment of distributions	258,045	2,783,486	605,953	6,519,128
Redeemed	(2,366,372)	(25,496,403)	(17,379,113)	(186,971,515)
	1,053,427	11,324,894	(4,711,934)	(50,779,142)
C Class
Sold	79,682	859,915	151,164	1,660,785
Issued in reinvestment of distributions	7,992	86,231	27,335	294,454
Redeemed	(305,586)	(3,294,227)	(1,617,287)	(17,383,014)
	(217,912)	(2,348,081)	(1,438,788)	(15,427,775)
R Class
Sold	53,989	581,573	174,589	1,886,719
Issued in reinvestment of distributions	4,086	44,061	9,495	102,144
Redeemed	(45,962)	(495,456)	(200,889)	(2,152,665)
	12,113	130,178	(16,805)	(163,802)
Net increase (decrease)	(3,555,304)	$(38,299,842)	(37,588,407)	$(403,299,817)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,453,236,487	—
U.S. Government Agency Collateralized Mortgage Obligations	—	150,208,689	—
U.S. Treasury Securities	—	20,003,520	—
Temporary Cash Investments	$57,450,109	53,737,004	—
	$57,450,109	$1,677,185,700	—
Other Financial Instruments
Futures Contracts	$376,402	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 482 contracts.

The value of interest rate risk derivative instruments as of September 30, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $111,062 in receivable for variation margin on futures contracts.* For the six months ended September 30, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,200,634) in net realized gain (loss) on futures contract transactions and $146,231 in change in net unrealized appreciation (depreciation) on futures contracts.

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

17

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,707,859,139
Gross tax appreciation of investments	$38,483,057
Gross tax depreciation of investments	(11,706,387)
Net tax appreciation (depreciation) of investments	$26,776,670

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(28,997,007) and accumulated long-term capital losses of $(7,827,947), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(908,882) expire in 2015. The remaining losses are unlimited.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions from Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses(before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$10.70	0.09	0.13	0.22	(0.14)	$10.78	2.02%	0.55%(4)	0.55%(4)	1.61%(4)	1.61%(4)	139%	$1,101,916
2014	$11.10	0.17	(0.29)	(0.12)	(0.28)	$10.70	(1.02)%	0.55%	0.55%	1.62%	1.62%	264%	$1,143,697
2013	$11.21	0.25	(0.01)	0.24	(0.35)	$11.10	2.16%	0.55%	0.55%	2.26%	2.26%	237%	$1,519,666
2012	$10.84	0.35	0.42	0.77	(0.40)	$11.21	7.15%	0.55%	0.56%	3.12%	3.11%	130%	$1,574,686
2011	$10.76	0.39	0.13	0.52	(0.44)	$10.84	4.90%	0.53%	0.56%	3.57%	3.54%	100%	$1,382,165
2010	$10.68	0.40	0.14	0.54	(0.46)	$10.76	5.12%	0.54%	0.56%	3.69%	3.67%	171%	$1,414,742
Institutional Class
2014(3)	$10.70	0.10	0.13	0.23	(0.15)	$10.78	2.12%	0.35%(4)	0.35%(4)	1.81%(4)	1.81%(4)	139%	$48,110
2014	$11.10	0.20	(0.29)	(0.09)	(0.31)	$10.70	(0.83)%	0.35%	0.35%	1.82%	1.82%	264%	$45,757
2013	$11.21	0.27	(0.01)	0.26	(0.37)	$11.10	2.36%	0.35%	0.35%	2.46%	2.46%	237%	$62,075
2012	$10.83	0.37	0.43	0.80	(0.42)	$11.21	7.47%	0.35%	0.36%	3.32%	3.31%	130%	$40,336
2011	$10.76	0.41	0.13	0.54	(0.47)	$10.83	5.02%	0.33%	0.36%	3.77%	3.74%	100%	$12,313
2010	$10.68	0.42	0.14	0.56	(0.48)	$10.76	5.33%	0.34%	0.36%	3.89%	3.87%	171%	$17,971

19

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions from Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses(before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2014(3)	$10.70	0.07	0.13	0.20	(0.12)	$10.78	1.89%	0.80%(4)	0.80%(4)	1.36%(4)	1.36%(4)	139%	$262,359
2014	$11.10	0.15	(0.29)	(0.14)	(0.26)	$10.70	(1.27)%	0.80%	0.80%	1.37%	1.37%	264%	$249,327
2013	$11.21	0.22	(0.01)	0.21	(0.32)	$11.10	1.90%	0.80%	0.80%	2.01%	2.01%	237%	$310,736
2012	$10.84	0.32	0.42	0.74	(0.37)	$11.21	6.89%	0.80%	0.81%	2.87%	2.86%	130%	$250,169
2011	$10.76	0.36	0.14	0.50	(0.42)	$10.84	4.64%	0.78%	0.81%	3.32%	3.29%	100%	$164,395
2010	$10.68	0.37	0.14	0.51	(0.43)	$10.76	4.86%	0.79%	0.81%	3.44%	3.42%	171%	$158,819
C Class
2014(3)	$10.71	0.03	0.12	0.15	(0.08)	$10.78	1.42%	1.55%(4)	1.55%(4)	0.61%(4)	0.61%(4)	139%	$14,471
2014	$11.10	0.07	(0.28)	(0.21)	(0.18)	$10.71	(1.91)%	1.55%	1.55%	0.62%	0.62%	264%	$16,706
2013	$11.21	0.14	(0.01)	0.13	(0.24)	$11.10	1.14%	1.55%	1.55%	1.26%	1.26%	237%	$33,287
2012	$10.84	0.23	0.43	0.66	(0.29)	$11.21	6.09%	1.55%	1.56%	2.12%	2.11%	130%	$13,809
2011	$10.76	0.28	0.13	0.41	(0.33)	$10.84	3.87%	1.53%	1.56%	2.57%	2.54%	100%	$2,587
2010(6)	$10.78	0.02	(0.01)	0.01	(0.03)	$10.76	0.08%	1.54%(4)	1.56%(4)	2.72%(4)	2.70%(4)	171%(7)	$25

20

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions from Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses(before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$10.70	0.06	0.12	0.18	(0.11)	$10.77	1.67%	1.05%(4)	1.05%(4)	1.11%(4)	1.11%(4)	139%	$4,585
2014	$11.09	0.12	(0.28)	(0.16)	(0.23)	$10.70	(1.43)%	1.05%	1.05%	1.12%	1.12%	264%	$4,425
2013	$11.21	0.20	(0.03)	0.17	(0.29)	$11.09	1.56%	1.05%	1.05%	1.76%	1.76%	237%	$4,773
2012	$10.83	0.29	0.43	0.72	(0.34)	$11.21	6.72%	1.05%	1.06%	2.62%	2.61%	130%	$4,343
2011	$10.76	0.34	0.12	0.46	(0.39)	$10.83	4.29%	1.03%	1.06%	3.07%	3.04%	100%	$2,775
2010	$10.68	0.34	0.14	0.48	(0.40)	$10.76	4.58%	1.04%	1.06%	3.19%	3.17%	171%	$1,820

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through March 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

22

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

23

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund

24

to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83899 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Government Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPTNX	1.69%	2.38%	2.93%	4.23%	6.90%	5/16/80
Barclays U.S. Government/MBS Index	—	2.06%	2.92%	3.27%	4.40%	7.89%(2)	—
Institutional Class	ABTIX	1.79%	2.58%	—	—	3.11%	3/1/10
A Class(3)	ABTAX						10/9/97
No sales charge*		1.57%	2.12%	2.68%	3.97%	4.73%
With sales charge*		-3.02%	-2.48%	1.74%	3.49%	4.44%
C Class	ABTCX						3/1/10
No sales charge*		1.09%	1.36%	—	—	1.87%
With sales charge*		0.09%	1.36%	—	—	1.87%
R Class	ABTRX	1.35%	1.86%	—	—	2.38%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Performance information prior to September 3, 2002, is that of the American Century Treasury Fund, all of the net assets of which were acquired by Government Bond pursuant to a plan of reorganization approved by Treasury Fund shareholders on August 2, 2002.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since May 31, 1980, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.47%	0.27%	0.72%	1.47%	0.97%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	4.6 years
Weighted Average Life	6.3 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	47.6%
U.S. Treasury Securities	45.3%
Collateralized Mortgage Obligations	13.3%
U.S. Government Agency Securities	2.7%
Temporary Cash Investments	8.5%
Other Assets and Liabilities	(17.4)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,016.90	$2.38	0.47%
Institutional Class	$1,000	$1,017.90	$1.37	0.27%
A Class	$1,000	$1,015.70	$3.64	0.72%
C Class	$1,000	$1,010.90	$7.41	1.47%
R Class	$1,000	$1,013.50	$4.90	0.97%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 47.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.4%
FHLMC, VRN, 2.08%, 10/15/14	$4,086,136	$4,116,369
FHLMC, VRN, 2.26%, 10/15/14	2,425,739	2,590,748
FHLMC, VRN, 2.35%, 10/15/14	3,495,559	3,486,225
FHLMC, VRN, 2.375%, 10/15/14	2,007,238	2,151,459
FHLMC, VRN, 2.41%, 10/15/14	1,193,449	1,277,450
FHLMC, VRN, 2.55%, 10/15/14	1,460,641	1,536,376
FHLMC, VRN, 2.66%, 10/15/14	4,526,926	4,678,843
FHLMC, VRN, 2.87%, 10/15/14	9,717,136	9,973,945
FHLMC, VRN, 3.22%, 10/15/14	813,286	860,723
FHLMC, VRN, 3.55%, 10/15/14	2,124,865	2,265,710
FHLMC, VRN, 3.79%, 10/15/14	3,347,898	3,523,403
FHLMC, VRN, 3.99%, 10/15/14	1,256,384	1,322,792
FHLMC, VRN, 4.08%, 10/15/14	591,357	624,572
FHLMC, VRN, 5.23%, 10/15/14	1,406,846	1,497,624
FHLMC, VRN, 5.57%, 10/15/14	2,417,512	2,566,432
FNMA, VRN, 1.90%, 10/25/14	2,272,408	2,417,493
FNMA, VRN, 1.92%, 10/25/14	2,226,565	2,350,294
FNMA, VRN, 1.94%, 10/25/14	2,620,414	2,798,149
FNMA, VRN, 1.94%, 10/25/14	3,342,454	3,558,335
FNMA, VRN, 1.94%, 10/25/14	2,408,944	2,580,479
FNMA, VRN, 1.94%, 10/25/14	2,495,770	2,633,334
FNMA, VRN, 2.24%, 10/25/14	1,148,579	1,230,185
FNMA, VRN, 2.54%, 10/25/14	787,424	849,410
FNMA, VRN, 2.74%, 10/25/14	2,037,848	2,117,996
FNMA, VRN, 2.89%, 10/25/14	3,372,904	3,582,596
FNMA, VRN, 3.04%, 10/25/14	3,086,256	3,191,102
FNMA, VRN, 3.34%, 10/25/14	1,357,460	1,455,227
FNMA, VRN, 3.36%, 10/25/14	3,575,668	3,712,836
FNMA, VRN, 3.61%, 10/25/14	1,771,843	1,891,607
FNMA, VRN, 3.68%, 10/25/14	1,921,341	2,060,755
FNMA, VRN, 5.27%, 10/25/14	1,035,096	1,102,846
FNMA, VRN, 6.04%, 10/25/14	2,992,614	3,228,867
GNMA, VRN, 1.625%, 10/20/14	625,493	650,946
GNMA, VRN, 1.625%, 10/20/14	694,712	722,993
GNMA, VRN, 1.625%, 10/20/14	1,370,153	1,427,781
GNMA, VRN, 1.625%, 10/20/14	703,711	732,370
GNMA, VRN, 1.625%, 10/20/14	959,445	996,000
GNMA, VRN, 1.625%, 10/20/14	1,715,798	1,784,566
GNMA, VRN, 1.625%, 10/20/14	1,799,651	1,865,590
GNMA, VRN, 2.125%, 10/20/14	1,225,071	1,289,785
		92,704,213
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 40.2%
FHLMC, 4.50%, 1/1/19	543,238	573,212
FHLMC, 5.00%, 5/1/23	3,485,947	3,771,677

7

	Principal Amount	Value
FHLMC, 5.50%, 10/1/34	$490,473	$549,481
FHLMC, 5.50%, 4/1/38	6,279,808	6,996,630
FHLMC, 4.00%, 12/1/40	2,508,682	2,652,343
FHLMC, 6.50%, 7/1/47	16,939	18,585
FNMA, 3.00%, 10/14/14(2)	20,000,000	19,717,187
FNMA, 3.50%, 10/14/14(2)	27,500,000	28,112,305
FNMA, 4.00%, 10/14/14(2)	63,000,000	66,401,013
FNMA, 4.50%, 10/14/14(2)	45,000,000	48,557,810
FNMA, 5.00%, 10/14/14(2)	27,000,000	29,805,469
FNMA, 5.50%, 10/14/14(2)	15,000,000	16,710,937
FNMA, 4.50%, 6/1/18	313,289	331,092
FNMA, 4.50%, 5/1/19	1,789,124	1,895,105
FNMA, 5.00%, 9/1/20	177,947	189,724
FNMA, 4.50%, 11/1/20	160,251	169,749
FNMA, 6.625%, 11/15/30	19,500,000	27,759,108
FNMA, 6.50%, 3/1/32	159,721	183,677
FNMA, 7.00%, 6/1/32	163,550	188,921
FNMA, 6.50%, 8/1/32	171,677	197,898
FNMA, 5.50%, 7/1/33	1,333,834	1,498,059
FNMA, 5.00%, 11/1/33	7,514,594	8,317,453
FNMA, 6.00%, 12/1/33	4,472,207	5,050,654
FNMA, 5.50%, 8/1/34	5,586,562	6,266,093
FNMA, 5.50%, 9/1/34	405,802	454,522
FNMA, 5.50%, 10/1/34	2,486,479	2,778,339
FNMA, 5.00%, 8/1/35	1,000,241	1,107,237
FNMA, 5.50%, 1/1/36	6,047,723	6,773,048
FNMA, 5.00%, 2/1/36	600,032	663,768
FNMA, 5.50%, 4/1/36	1,548,267	1,727,759
FNMA, 5.00%, 5/1/36	2,737,010	3,025,051
FNMA, 5.50%, 12/1/36	972,259	1,084,272
FNMA, 5.50%, 2/1/37	3,630,311	4,046,914
FNMA, 6.50%, 8/1/37	483,432	564,490
FNMA, 6.00%, 9/1/37	1,439,804	1,626,031
FNMA, 6.00%, 11/1/37	7,862,188	8,995,911
FNMA, 6.00%, 9/1/38	180,837	198,113
FNMA, 6.00%, 11/1/38	106,000	116,053
FNMA, 4.50%, 2/1/39	2,312,870	2,498,292
FNMA, 4.50%, 4/1/39	1,484,156	1,621,022
FNMA, 4.50%, 5/1/39	3,668,457	4,024,685
FNMA, 6.50%, 5/1/39	4,288,377	4,859,320
FNMA, 4.50%, 10/1/39	5,888,533	6,432,763
FNMA, 4.50%, 3/1/40	9,247,663	10,074,490
FNMA, 4.00%, 10/1/40	5,560,147	5,898,616
FNMA, 4.50%, 11/1/40	5,215,311	5,681,448
FNMA, 4.50%, 6/1/41	7,233,593	7,875,664
FNMA, 4.00%, 8/1/41	5,063,430	5,365,618
FNMA, 4.50%, 9/1/41	3,304,969	3,578,169
FNMA, 3.50%, 10/1/41	6,239,418	6,391,400
FNMA, 3.50%, 5/1/42	3,896,078	3,992,494
FNMA, 3.50%, 6/1/42	3,523,176	3,614,822

8

	Principal Amount	Value
FNMA, 3.50%, 9/1/42	$4,152,392	$4,255,260
FNMA, 6.50%, 8/1/47	76,175	84,034
FNMA, 6.50%, 8/1/47	100,448	110,755
FNMA, 6.50%, 9/1/47	255,801	282,164
FNMA, 6.50%, 9/1/47	10,609	11,710
FNMA, 6.50%, 9/1/47	38,334	42,297
FNMA, 6.50%, 9/1/47	55,672	61,446
FNMA, 6.50%, 9/1/47	14,884	16,417
FNMA, 6.00%, 4/1/48	680,574	746,768
GNMA, 3.50%, 10/23/14(2)	5,000,000	5,167,578
GNMA, 4.00%, 10/23/14(2)	22,000,000	23,338,905
GNMA, 5.50%, 12/20/38	3,702,270	4,197,767
GNMA, 6.00%, 1/20/39	975,969	1,101,350
GNMA, 5.00%, 3/20/39	4,963,174	5,516,629
GNMA, 5.50%, 3/20/39	1,687,003	1,894,660
GNMA, 5.50%, 4/20/39	3,105,254	3,523,456
GNMA, 4.50%, 1/15/40	3,442,248	3,748,135
GNMA, 4.00%, 11/20/40	12,590,586	13,405,448
GNMA, 4.00%, 12/15/40	2,787,628	2,963,436
GNMA, 4.50%, 7/20/41	12,026,255	13,102,335
GNMA, 3.50%, 6/20/42	15,254,301	15,804,274
GNMA, 3.50%, 7/20/42	11,631,542	12,050,902
GNMA, 4.50%, 8/20/42	10,067,352	10,978,786
		503,389,005
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $585,454,186)		596,093,218
U.S. TREASURY SECURITIES — 45.3%
U.S. Treasury Bonds, 10.625%, 8/15/15(3)	6,250,000	6,823,487
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	19,728,206
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,561,013
U.S. Treasury Bonds, 6.75%, 8/15/26	1,500,000	2,132,109
U.S. Treasury Bonds, 6.125%, 11/15/27	1,100,000	1,512,328
U.S. Treasury Bonds, 5.50%, 8/15/28	2,500,000	3,283,203
U.S. Treasury Bonds, 5.375%, 2/15/31	9,100,000	12,051,103
U.S. Treasury Bonds, 4.375%, 11/15/39	10,200,000	12,450,375
U.S. Treasury Bonds, 4.625%, 2/15/40	10,000,000	12,669,530
U.S. Treasury Bonds, 4.375%, 5/15/41	8,000,000	9,816,872
U.S. Treasury Bonds, 2.75%, 11/15/42	3,500,000	3,203,592
U.S. Treasury Bonds, 2.875%, 5/15/43	12,000,000	11,246,256
U.S. Treasury Bonds, 3.125%, 8/15/44	7,500,000	7,381,642
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,095,080	4,055,730
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	2,508,475	2,411,272
U.S. Treasury Notes, VRN, 0.08%, 10/7/14	22,000,000	22,012,166
U.S. Treasury Notes, VRN, 0.09%, 10/7/14	14,341,500	14,349,890
U.S. Treasury Notes, 0.50%, 10/15/14	5,000,000	5,000,880
U.S. Treasury Notes, 2.25%, 1/31/15	30,000,000	30,220,320
U.S. Treasury Notes, 0.375%, 3/15/15	35,000,000	35,054,005
U.S. Treasury Notes, 0.25%, 5/31/15	15,000,000	15,019,635
U.S. Treasury Notes, 2.125%, 12/31/15	12,000,000	12,282,192
U.S. Treasury Notes, 4.875%, 8/15/16	5,000,000	5,401,170

9

	Principal Amount	Value
U.S. Treasury Notes, 0.875%, 11/30/16	$2,900,000	$2,910,762
U.S. Treasury Notes, 2.375%, 7/31/17	24,000,000	24,898,128
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	13,202,886
U.S. Treasury Notes, 0.75%, 10/31/17	25,000,000	24,691,400
U.S. Treasury Notes, 1.875%, 10/31/17	32,000,000	32,707,488
U.S. Treasury Notes, 0.875%, 1/31/18	21,500,000	21,220,328
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,088,438
U.S. Treasury Notes, 1.00%, 5/31/18	20,440,000	20,140,595
U.S. Treasury Notes, 1.375%, 7/31/18	16,000,000	15,941,248
U.S. Treasury Notes, 1.375%, 9/30/18	14,000,000	13,917,428
U.S. Treasury Notes, 1.25%, 10/31/18	15,600,000	15,408,042
U.S. Treasury Notes, 1.25%, 11/30/18	2,700,000	2,663,825
U.S. Treasury Notes, 1.375%, 11/30/18	12,000,000	11,901,564
U.S. Treasury Notes, 1.50%, 1/31/19	12,500,000	12,427,250
U.S. Treasury Notes, 1.625%, 8/31/19	17,000,000	16,890,435
U.S. Treasury Notes, 1.75%, 9/30/19	6,500,000	6,493,142
U.S. Treasury Notes, 3.625%, 2/15/21	6,000,000	6,547,734
U.S. Treasury Notes, 2.00%, 5/31/21	8,000,000	7,910,000
U.S. Treasury Notes, 2.125%, 8/15/21	15,000,000	14,932,035
U.S. Treasury Notes, 2.125%, 9/30/21	5,000,000	4,969,920
U.S. Treasury Notes, 2.00%, 2/15/22	7,000,000	6,877,773
U.S. Treasury Notes, 1.75%, 5/15/23	12,000,000	11,378,904
U.S. Treasury Notes, 2.75%, 11/15/23	10,000,000	10,253,910
U.S. Treasury Notes, 2.375%, 8/15/24	9,000,000	8,899,452
TOTAL U.S. TREASURY SECURITIES (Cost $554,695,865)		566,939,663
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 13.3%
FHLMC, Series 2684, Class FP, VRN, 0.65%, 10/15/14	2,118,752	2,129,317
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	2,037,639	2,124,388
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	2,071,550	2,151,000
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	3,827,753	4,009,081
FHLMC, Series 2812, Class MF, VRN, 0.60%, 10/15/14	4,888,878	4,944,748
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	2,016,476	2,177,628
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	4,880,287	5,250,189
FHLMC, Series 3153, Class FJ, VRN, 0.53%, 10/15/14	4,823,491	4,849,210
FHLMC, Series 3397, Class GF, VRN, 0.65%, 10/15/14	2,312,593	2,334,750
FHLMC, Series 3417, Class FA, VRN, 0.65%, 10/15/14	3,988,410	4,021,444
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,653,071
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,114,263
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	6,512,800	6,623,867
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	12,836,830
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,236,992
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	2,447,926	2,552,069
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	3,710,131	3,869,107
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	3,642,929	3,797,595
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,510,955	2,625,236
FNMA, Series 2005-103, Class FP, VRN, 0.45%, 10/25/14	4,958,665	4,988,325
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	3,322,688	3,365,812
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 10/25/14	539,595	543,537
FNMA, Series 2009-89, Class FD, VRN, 0.75%, 10/25/14	3,375,724	3,420,392

10

	Principal Amount/ Shares	Value
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	$4,544,631	$4,700,177
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	1,466,298	1,511,568
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	13,250,000	13,232,788
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	7,025,000	7,021,870
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	9,700,000	9,770,213
FNMA, Series 2014-M5, Class FA, VRN, 0.52%, 10/25/14	8,762,393	8,775,221
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	3,115,602	3,210,857
GNMA, Series 2007-5, Class FA, VRN, 0.29%, 10/20/14	1,711,655	1,704,733
GNMA, Series 2008-18, Class FH, VRN, 0.75%, 10/20/14	3,014,464	3,048,006
GNMA, Series 2010-14, Class QF, VRN, 0.60%, 10/16/14	7,503,340	7,538,864
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	3,205,344	3,428,672
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,376,829)		166,561,820
U.S. GOVERNMENT AGENCY SECURITIES — 2.7%
FHLMC, 0.625%, 12/29/14	8,000,000	8,010,352
FHLMC, 2.375%, 1/13/22	8,000,000	7,960,320
FNMA, 0.75%, 12/19/14	10,000,000	10,014,180
FNMA, 1.75%, 9/12/19	5,000,000	4,962,860
FNMA, 2.625%, 9/6/24	3,310,000	3,258,897
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $34,184,354)		34,206,609
TEMPORARY CASH INVESTMENTS — 8.5%
Fannie Mae Discount Notes, 0.07%, 12/8/14(4)	30,000,000	29,999,730
Federal Home Loan Bank Discount Notes, 0.08%, 11/14/14(4)	25,000,000	24,999,900
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $11,147,259), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $10,923,844)		10,923,844
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $8,921,074), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $8,739,077)		8,739,075
SSgA U.S. Government Money Market Fund, Class N	31,417,418	31,417,418
TOTAL TEMPORARY CASH INVESTMENTS (Cost $106,074,362)		106,079,967
TOTAL INVESTMENT SECURITIES — 117.4% (Cost $1,445,785,596)		1,469,881,277
OTHER ASSETS AND LIABILITIES(5) — (17.4)%		(218,150,028)
TOTAL NET ASSETS — 100.0%		$1,251,731,249

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
119	U.S. Treasury 10-Year Notes	December 2014	$14,832,234	$96,420
132	U.S. Treasury Long Bonds	December 2014	18,203,625	177,078
			$33,035,859	$273,498

11

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	$(268,002)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	‑	Consumer Price Index
FHLMC	‑	Federal Home Loan Mortgage Corporation
FNMA	‑	Federal National Mortgage Association
GNMA	‑	Government National Mortgage Association
NSA	‑	Not Seasonally Adjusted
SEQ	‑	Sequential Payer
VRN	‑	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements. At the period end, the aggregate value of securities pledged was $746,762.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,445,785,596)	$1,469,881,277
Cash	22,427,660
Receivable for investments sold	655,438
Receivable for capital shares sold	1,782,634
Receivable for variation margin on futures contracts	68,500
Interest receivable	4,844,190
1,499,659,699

Liabilities
Payable for investments purchased	244,494,283
Payable for capital shares redeemed	2,471,719
Swap agreements, at value	268,002
Accrued management fees	436,762
Distribution and service fees payable	34,084
Dividends payable	223,600
247,928,450

Net Assets	$1,251,731,249

Net Assets Consist of:
Capital paid in	$1,241,261,103
Distributions in excess of net investment income	(1,929,165)
Accumulated net realized loss	(11,701,866)
Net unrealized appreciation	24,101,177
$1,251,731,249

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$855,849,060	77,242,258	$11.08
Institutional Class	$239,963,121	21,662,131	$11.08
A Class	$150,525,833	13,585,220	$11.08*
C Class	$1,866,999	168,585	$11.07
R Class	$3,526,236	318,407	$11.07
*Maximum offering price $11.60 (net asset value divided by 0.955).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,836,808

Expenses:
Management fees	2,676,012
Distribution and service fees:
A Class	192,375
C Class	10,000
R Class	8,354
Trustees' fees and expenses	37,089
Other expenses	630
2,924,460

Net investment income (loss)	8,912,348

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,722,451
Futures contract transactions	(3,121,442)
4,601,009

Change in net unrealized appreciation (depreciation) on:
Investments	6,874,666
Futures contracts	405,271
Swap agreements	(268,002)
7,011,935

Net realized and unrealized gain (loss)	11,612,944

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,525,292

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$8,912,348	$18,993,792
Net realized gain (loss)	4,601,009	(6,858,298)
Change in net unrealized appreciation (depreciation)	7,011,935	(39,622,510)
Net increase (decrease) in net assets resulting from operations	20,525,292	(27,487,016)

Distributions to Shareholders
From net investment income:
Investor Class	(7,378,665)	(17,064,847)
Institutional Class	(2,257,767)	(6,193,096)
A Class	(1,134,908)	(2,746,202)
C Class	(7,312)	(26,509)
R Class	(20,436)	(43,917)
From net realized gains:
Investor Class	—	(1,312,646)
Institutional Class	—	(371,843)
A Class	—	(238,967)
C Class	—	(3,927)
R Class	—	(5,035)
Decrease in net assets from distributions	(10,799,088)	(28,006,989)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,310,307)	(378,550,486)

Net increase (decrease) in net assets	415,897	(434,044,491)

Net Assets
Beginning of period	1,251,315,352	1,685,359,843
End of period	$1,251,731,249	$1,251,315,352

Distributions in excess of net investment income	$(1,929,165)	$(42,425)

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 were $1,638,173,464 and $1,628,095,511, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	9,612,376	$106,425,108	19,209,606	$212,917,801
Issued in reinvestment of distributions	597,368	6,623,796	1,508,248	16,692,452
Redeemed	(10,172,678)	(112,646,404)	(37,867,270)	(419,654,365)
	37,066	402,500	(17,149,416)	(190,044,112)
Institutional Class
Sold	3,490,849	38,649,007	12,236,460	136,568,704
Issued in reinvestment of distributions	200,076	2,218,180	576,336	6,383,483
Redeemed	(4,132,802)	(45,669,078)	(25,598,130)	(284,148,415)
	(441,877)	(4,801,891)	(12,785,334)	(141,196,228)
A Class
Sold	1,963,775	21,740,439	4,210,689	46,614,862
Issued in reinvestment of distributions	43,695	484,491	127,833	1,415,461
Redeemed	(2,414,578)	(26,739,985)	(8,471,077)	(94,003,444)
	(407,108)	(4,515,055)	(4,132,555)	(45,973,121)
C Class
Sold	41,340	458,452	114,443	1,264,199
Issued in reinvestment of distributions	556	6,163	2,313	25,602
Redeemed	(88,182)	(977,178)	(267,874)	(2,965,296)
	(46,286)	(512,563)	(151,118)	(1,675,495)
R Class
Sold	139,493	1,546,539	112,786	1,240,145
Issued in reinvestment of distributions	1,588	17,597	3,895	43,055
Redeemed	(130,290)	(1,447,434)	(85,677)	(944,730)
	10,791	116,702	31,004	338,470
Net increase (decrease)	(847,414)	$(9,310,307)	(34,187,419)	$(378,550,486)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$596,093,218	—
U.S. Treasury Securities	—	566,939,663	—
Collateralized Mortgage Obligations	—	166,561,820	—
U.S. Government Agency Securities	—	34,206,609	—
Temporary Cash Investments	$31,417,418	74,662,549	—
	$31,417,418	$1,438,463,859	—
Other Financial Instruments
Futures Contracts	$273,498	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(268,002)	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 417 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund’s average notional amount held during the period was $12,000,000.

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Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$68,500	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	—	Swap agreements	$268,002
		$68,500		$268,002

* Included in the unrealized appreciation (depreciation) on future contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(3,121,442)	Change in net unrealized appreciation (depreciation) on futures contracts	$405,271
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(268,002)
		$(3,121,442)		$137,269

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,446,771,306
Gross tax appreciation of investments	$28,149,363
Gross tax depreciation of investments	(5,039,392)
Net tax appreciation (depreciation) of investments	$23,109,971

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(13,199,644) and accumulated long-term capital losses of $(1,617,680), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$10.99	0.08	0.11	0.19	(0.10)	—	(0.10)	$11.08	1.69%	0.47%(4)	1.42%(4)	120%	$855,849
2014	$11.39	0.15	(0.33)	(0.18)	(0.20)	(0.02)	(0.22)	$10.99	(1.58)%	0.47%	1.34%	209%	$848,786
2013	$11.43	0.18	0.09	0.27	(0.24)	(0.07)	(0.31)	$11.39	2.36%	0.47%	1.59%	184%	$1,074,464
2012	$11.07	0.29	0.50	0.79	(0.31)	(0.12)	(0.43)	$11.43	7.20%	0.48%	2.53%	127%	$1,139,706
2011	$11.02	0.32	0.13	0.45	(0.34)	(0.06)	(0.40)	$11.07	4.04%	0.48%	2.83%	93%	$995,817
2010	$11.26	0.37	(0.07)	0.30	(0.38)	(0.16)	(0.54)	$11.02	2.77%	0.48%	3.28%	124%	$988,435
Institutional Class
2014(3)	$10.99	0.09	0.11	0.20	(0.11)	—	(0.11)	$11.08	1.79%	0.27%(4)	1.62%(4)	120%	$239,963
2014	$11.38	0.17	(0.31)	(0.14)	(0.23)	(0.02)	(0.25)	$10.99	(1.29)%	0.27%	1.54%	209%	$242,958
2013	$11.42	0.20	0.09	0.29	(0.26)	(0.07)	(0.33)	$11.38	2.56%	0.27%	1.79%	184%	$397,188
2012	$11.07	0.31	0.49	0.80	(0.33)	(0.12)	(0.45)	$11.42	7.32%	0.28%	2.73%	127%	$58,198
2011	$11.01	0.34	0.14	0.48	(0.36)	(0.06)	(0.42)	$11.07	4.34%	0.28%	3.03%	93%	$27,492
2010(5)	$11.07	0.03	(0.06)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.26)%	0.28%(4)	3.33%(4)	124%(6)	$25

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2014(3)	$10.99	0.07	0.10	0.17	(0.08)	—	(0.08)	$11.08	1.57%	0.72%(4)	1.17%(4)	120%	$150,526
2014	$11.39	0.12	(0.32)	(0.20)	(0.18)	(0.02)	(0.20)	$10.99	(1.82)%	0.72%	1.09%	209%	$153,830
2013	$11.43	0.16	0.08	0.24	(0.21)	(0.07)	(0.28)	$11.39	2.10%	0.72%	1.34%	184%	$206,394
2012	$11.07	0.26	0.50	0.76	(0.28)	(0.12)	(0.40)	$11.43	6.93%	0.73%	2.28%	127%	$223,798
2011	$11.02	0.29	0.13	0.42	(0.31)	(0.06)	(0.37)	$11.07	3.78%	0.73%	2.58%	93%	$201,020
2010	$11.26	0.34	(0.07)	0.27	(0.35)	(0.16)	(0.51)	$11.02	2.52%	0.73%	3.03%	124%	$191,437
C Class
2014(3)	$10.99	0.02	0.10	0.12	(0.04)	—	(0.04)	$11.07	1.09%	1.47%(4)	0.42%(4)	120%	$1,867
2014	$11.38	0.04	(0.32)	(0.28)	(0.09)	(0.02)	(0.11)	$10.99	(2.47)%	1.47%	0.34%	209%	$2,361
2013	$11.42	0.07	0.08	0.15	(0.12)	(0.07)	(0.19)	$11.38	1.35%	1.47%	0.59%	184%	$4,166
2012	$11.07	0.17	0.49	0.66	(0.19)	(0.12)	(0.31)	$11.42	6.04%	1.48%	1.53%	127%	$2,584
2011	$11.01	0.20	0.14	0.34	(0.22)	(0.06)	(0.28)	$11.07	3.10%	1.48%	1.83%	93%	$1,134
2010(5)	$11.07	0.02	(0.06)	(0.04)	(0.02)	—	(0.02)	$11.01	(0.36)%	1.48%(4)	2.13%(4)	124%(6)	$44

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$10.99	0.05	0.10	0.15	(0.07)	—	(0.07)	$11.07	1.35%	0.97%(4)	0.92%(4)	120%	$3,526
2014	$11.38	0.09	(0.31)	(0.22)	(0.15)	(0.02)	(0.17)	$10.99	(1.98)%	0.97%	0.84%	209%	$3,380
2013	$11.42	0.12	0.09	0.21	(0.18)	(0.07)	(0.25)	$11.38	1.85%	0.97%	1.09%	184%	$3,148
2012	$11.07	0.23	0.49	0.72	(0.25)	(0.12)	(0.37)	$11.42	6.58%	0.98%	2.03%	127%	$617
2011	$11.01	0.26	0.14	0.40	(0.28)	(0.06)	(0.34)	$11.07	3.62%	0.98%	2.33%	93%	$146
2010(5)	$11.07	0.02	(0.05)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.32)%	0.98%(4)	2.63%(4)	124%(6)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through March 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

24

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

25

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

26

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the

27

Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

28

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83900 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Inflation-Adjusted Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACITX	1.27%	0.87%	3.95%	4.26%	5.41%	2/10/97
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	1.69%	1.59%	4.48%	4.63%	6.01%(2)	—
Institutional Class	AIANX	1.38%	1.10%	4.18%	4.48%	4.91%	10/1/02
A Class(3)	AIAVX						6/15/98
No sales charge*		1.10%	0.65%	3.70%	4.01%	5.44%
With sales charge*		-3.44%	-3.86%	2.75%	3.53%	5.15%
C Class	AINOX						3/1/10
No sales charge*		0.77%	-0.10%	—	—	2.82%
With sales charge*		-0.23%	-0.10%	—	—	2.82%
R Class	AIARX	1.02%	0.43%	—	—	3.35%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 28, 1997, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.47%	0.27%	0.72%	1.47%	0.97%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	5.5 years
Weighted Average Life	8.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	88.8%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	2.5%
Corporate Bonds	2.1%
Municipal Securities	0.1%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.70	$2.37	0.47%
Institutional Class	$1,000	$1,013.80	$1.36	0.27%
A Class	$1,000	$1,011.00	$3.63	0.72%
C Class	$1,000	$1,007.70	$7.40	1.47%
R Class	$1,000	$1,010.20	$4.89	0.97%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 88.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$136,172,917	$159,726,611
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	112,596,582	128,382,060
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	82,906,149	98,292,369
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	62,026,752	69,193,757
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,275,357	61,592,189
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	31,878,065	38,975,907
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	51,738,939	73,145,925
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	11,111,146	15,471,403
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	36,232,601	44,922,773
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	42,647,248	53,155,786
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	73,807,300	67,741,226
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	45,461,165	40,229,585
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	103,079,835	104,328,029
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	25,122,563	26,682,901
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	65,675,138	70,169,813
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	151,050,240	153,168,418
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	66,445,711	72,495,925
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	46,371,369	49,280,430
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	114,919,705	115,916,289
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	36,405,912	38,708,295
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	33,068,762	36,157,318
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	82,358,370	82,606,104
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	92,948,639	101,524,638
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	29,747,250	31,671,540
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	118,094,926	125,512,704
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	86,960,496	91,315,303
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	119,736,584	122,294,996
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	189,475,200	185,337,820
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	121,216,680	118,451,485
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	197,972,124	191,785,495
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	64,190,379	63,573,574
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	108,234,480	108,902,503
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	401,356	385,803
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	58,627,185	62,804,371
TOTAL U.S. TREASURY SECURITIES (Cost $2,705,513,600)		2,803,903,345
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 3.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14	5,300,000	5,525,846
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	7,000,000	6,934,781
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	9,750,000	10,088,232
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 10/15/14(3)	7,600,000	7,611,966

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	$7,100,000	$7,546,619
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14	1,913,113	1,916,952
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,527,796	5,586,800
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(3)	9,975,000	10,453,665
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	3,067,175	3,015,581
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/1/14(3)	8,350,000	8,306,092
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	8,075,000	8,269,470
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	7,550,000	8,055,559
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	5,525,000	5,913,830
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	7,500,000	7,730,779
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	4,651,341	4,657,058
Morgan Stanley Capital I, Series 2014-CPT, Class A, VRN, 3.35%, 10/1/14(3)	10,275,000	10,530,950
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $111,557,770)		112,144,180
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.9%
Private Sponsor Collateralized Mortgage Obligations — 2.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,235,025	1,302,316
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,190,354	2,305,025
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,037,316	1,065,269
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	1,888,987	2,006,348
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	3,294,760	3,335,568
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,436,702	3,693,640
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	2,240,210	2,359,677
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14	1,413,589	1,426,535
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/14	542,648	551,653
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/14	1,832,206	1,852,321
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 10/1/14(3)	8,077,646	8,395,861
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/14	9,467,500	9,614,772
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 10/1/14	2,469,531	2,536,475
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/27/14	3,303,722	3,239,861
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,573,236	2,765,061

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	$7,045,822	$7,203,800
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	17,350,661	17,830,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	785,953	815,260
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/14(3)	10,868,238	11,133,695
		83,433,804
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	6,684,245	7,218,433
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,051,514)		90,652,237
ASSET-BACKED SECURITIES(2) — 2.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	15,000,000	15,027,742
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 10/15/14	8,975,000	8,939,697
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 10/7/14(3)	9,725,000	9,719,228
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	4,750,000	4,751,066
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.20%, 10/10/14(3)	4,275,000	4,287,641
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	2,705,468	2,723,055
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	12,920,388	12,814,854
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	7,172,278	7,209,918
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(3)(4)	6,575,000	6,573,137
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	5,791,250	5,855,041
TOTAL ASSET-BACKED SECURITIES (Cost $78,176,982)		77,901,379
CORPORATE BONDS — 2.1%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	1,000,000	1,092,539
United Technologies Corp., 4.50%, 6/1/42	1,000,000	1,050,580
		2,143,119
Banks — 0.3%
Bank of America Corp., 4.10%, 7/24/23	1,990,000	2,034,371
Branch Banking & Trust Co., 3.80%, 10/30/26	650,000	647,531
Capital One Financial Corp., 2.45%, 4/24/19	700,000	697,958
Citigroup, Inc., 1.75%, 5/1/18	1,000,000	987,039
Citigroup, Inc., 4.50%, 1/14/22	1,000,000	1,074,098
Citigroup, Inc., 3.75%, 6/16/24	570,000	568,636
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	1,000,000	1,006,237
Wells Fargo & Co., 4.125%, 8/15/23	1,000,000	1,035,350
		8,051,220
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	3,770,954
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	1,000,000	1,021,132
		4,792,086

	Principal Amount	Value
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	$200,000	$208,644
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	2,180,000	2,467,832
		2,676,476
Communications Equipment†
Apple, Inc., 4.45%, 5/6/44	500,000	513,391
Consumer Finance — 0.1%
Capital One Bank USA N.A., 2.30%, 6/5/19	1,000,000	993,532
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	520,000	516,614
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	964,392
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,357,188
Synchrony Financial, 3.00%, 8/15/19	240,000	240,870
		4,072,596
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	534,946
Diversified Financial Services — 0.2%
General Electric Capital Corp., MTN, 5.625%, 9/15/17	200,000	223,650
General Electric Capital Corp., MTN, 6.00%, 8/7/19	2,550,000	2,977,813
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	1,990,000	2,007,200
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	490,000	494,659
Morgan Stanley, 5.00%, 11/24/25	1,490,000	1,560,739
		7,264,061
Diversified Telecommunication Services†
AT&T, Inc., 4.80%, 6/15/44	500,000	493,788
Food Products†
Unilever Capital Corp., 2.20%, 3/6/19	500,000	505,234
Health Care Equipment and Supplies†
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,319,672
Health Care Providers and Services†
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,200,000	1,176,817
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	497,549
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,296,795
Insurance — 0.1%
American International Group, Inc., 4.50%, 7/16/44	500,000	495,981
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,000,000	999,698
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,000,000	983,098
		2,478,777
Machinery†
Deere & Co., 2.60%, 6/8/22	520,000	505,843
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	1,500,000	1,919,781
Metals and Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	140,000	143,142
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,400,561
		2,543,703

	Principal Amount	Value
Multi-Utilities — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	$3,250,000	$3,742,622
Duke Energy Corp., 3.55%, 9/15/21	1,000,000	1,038,128
Georgia Power Co., 4.30%, 3/15/42	1,000,000	1,003,327
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	515,403
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,364,357
		7,663,837
Oil, Gas and Consumable Fuels — 0.2%
Apache Corp., 4.75%, 4/15/43	1,170,000	1,173,778
BP Capital Markets plc, 2.50%, 11/6/22	520,000	489,627
Chevron Corp., 2.43%, 6/24/20	150,000	151,862
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	500,000	500,487
EOG Resources, Inc., 5.625%, 6/1/19	1,000,000	1,148,752
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,012,882
Shell International Finance BV, 2.375%, 8/21/22	1,000,000	965,340
Total Capital International SA, 2.10%, 6/19/19	990,000	986,989
		6,429,717
Pharmaceuticals — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	1,375,000	1,317,352
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,230,000	1,427,132
Roche Holdings, Inc., 3.35%, 9/30/24(3)	490,000	492,071
		3,236,555
Road and Rail — 0.1%
CSX Corp., 3.70%, 11/1/23	1,111,000	1,147,458
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	336,824
Union Pacific Corp., 3.25%, 1/15/25	490,000	488,120
		1,972,402
Semiconductors and Semiconductor Equipment†
Intel Corp., 2.70%, 12/15/22	350,000	341,060
Software — 0.1%
Microsoft Corp., 2.125%, 11/15/22	560,000	531,573
Oracle Corp., 2.50%, 10/15/22	1,100,000	1,052,683
		1,584,256
Specialty Retail†
Home Depot, Inc. (The), 2.00%, 6/15/19	990,000	984,612
Wireless Telecommunication Services†
Vodafone Group plc, 5.625%, 2/27/17	1,000,000	1,096,839
TOTAL CORPORATE BONDS (Cost $66,762,980)		68,095,132
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	430,000	580,887
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	361,883
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	1,086,846
TOTAL MUNICIPAL SECURITIES (Cost $1,599,440)		2,029,616

	Principal Amount/ Shares	Value
TEMPORARY CASH INVESTMENTS — 0.5%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(5)	$7,151,000	$7,150,980
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $1,338,217), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $1,311,397)		1,311,397
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $1,070,966), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $1,049,117)		1,049,117
SSgA U.S. Government Money Market Fund, Class N	6,464,056	6,464,056
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,975,570)		15,975,550
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,069,637,856)		3,170,701,439
OTHER ASSETS AND LIABILITIES — (0.4)%		(11,984,152)
TOTAL NET ASSETS — 100.0%		$3,158,717,287

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
1,056	U.S. Treasury Long Bonds	December 2014	$145,629,000	$1,416,624
130	U.S. Treasury Ultra Long Bonds	December 2014	19,825,000	165,254
			$165,454,000	$1,581,878

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	$(750,073)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	(14,560)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(172,974)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(467,299)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(356,044)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(3,359,020)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(333,192)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	(245,669)
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	(737,453)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(551,786)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(2,141,719)
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59%	7/23/24	(462,497)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36%	9/29/24	(49,223)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31%	9/30/24	1,049
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(2,735,295)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78%	7/2/44	(851,166)
						$(13,226,921)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
† Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,588,468.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $139,267,706, which represented 4.4% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,069,637,856)	$3,170,701,439
Receivable for capital shares sold	3,453,890
Receivable for variation margin on futures contracts	530,563
Swap agreements, at value	1,049
Interest receivable	8,621,529
3,183,308,470

Liabilities
Payable for investments purchased	6,573,137
Payable for capital shares redeemed	3,635,683
Swap agreements, at value	13,227,970
Accrued management fees	1,067,278
Distribution and service fees payable	87,115
24,591,183

Net Assets	$3,158,717,287

Net Assets Consist of:
Capital paid in	$3,021,580,269
Undistributed net investment income	55,244,708
Accumulated net realized loss	(7,526,230)
Net unrealized appreciation	89,418,540
$3,158,717,287

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,883,452,012	160,383,627	$11.74
Institutional Class	$945,242,644	80,522,295	$11.74
A Class	$289,410,016	24,714,847	$11.71*
C Class	$22,514,035	1,915,544	$11.75
R Class	$18,098,580	1,539,315	$11.76
*Maximum offering price $12.26 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$63,572,814

Expenses:
Management fees	6,566,073
Distribution and service fees:
A Class	401,645
C Class	117,756
R Class	46,515
Trustees' fees and expenses	95,548
Other expenses	4,171
7,231,708

Net investment income (loss)	56,341,106

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,352,885
Futures contract transactions	(11,892,757)
Swap agreement transactions	485,012
(7,054,860)

Change in net unrealized appreciation (depreciation) on:
Investments	(9,170,692)
Futures contracts	2,593,595
Swap agreements	(2,395,217)
(8,972,314)

Net realized and unrealized gain (loss)	(16,027,174)

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,313,932

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$56,341,106	$74,174,938
Net realized gain (loss)	(7,054,860)	55,545,617
Change in net unrealized appreciation (depreciation)	(8,972,314)	(515,145,795)
Net increase (decrease) in net assets resulting from operations	40,313,932	(385,425,240)

Distributions to Shareholders
From net investment income:
Investor Class	(22,051,113)	(33,581,085)
Institutional Class	(12,650,653)	(15,066,618)
A Class	(2,992,792)	(5,092,347)
C Class	(39,257)	(155,202)
R Class	(123,593)	(170,926)
From net realized gains:
Investor Class	—	(48,008,941)
Institutional Class	—	(20,120,348)
A Class	—	(9,187,047)
C Class	—	(690,655)
R Class	—	(418,658)
Decrease in net assets from distributions	(37,857,408)	(132,491,827)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(23,031,935)	(1,652,289,497)

Net increase (decrease) in net assets	(20,575,411)	(2,170,206,564)

Net Assets
Beginning of period	3,179,292,698	5,349,499,262
End of period	$3,158,717,287	$3,179,292,698

Undistributed net investment income	$55,244,708	$36,761,010

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 22% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $300,522,615, of which $144,280,306 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $357,943,567, of which $327,475,740 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	20,144,518	$240,952,792	48,670,260	$597,594,783
Issued in reinvestment of distributions	1,744,187	20,651,175	6,123,181	71,930,694
Redeemed	(22,990,532)	(274,209,455)	(160,989,919)	(1,950,838,057)
	(1,101,827)	(12,605,488)	(106,196,478)	(1,281,312,580)
Institutional Class
Sold	9,747,082	116,244,050	32,918,929	401,021,094
Issued in reinvestment of distributions	1,050,800	12,430,962	2,948,768	34,666,602
Redeemed	(7,059,137)	(84,303,398)	(40,343,619)	(489,988,887)
	3,738,745	44,371,614	(4,475,922)	(54,301,191)
A Class
Sold	3,016,133	35,938,341	8,094,584	98,711,490
Issued in reinvestment of distributions	240,432	2,839,509	1,155,144	13,497,436
Redeemed	(7,689,999)	(91,639,351)	(34,297,241)	(418,073,455)
	(4,433,434)	(52,861,501)	(25,047,513)	(305,864,529)
C Class
Sold	116,836	1,396,366	310,486	3,861,148
Issued in reinvestment of distributions	2,709	32,180	53,600	622,565
Redeemed	(258,767)	(3,079,363)	(1,855,944)	(22,405,666)
	(139,222)	(1,650,817)	(1,491,858)	(17,921,953)
R Class
Sold	151,939	1,816,698	923,583	11,395,801
Issued in reinvestment of distributions	9,814	116,499	48,316	564,006
Redeemed	(185,672)	(2,218,940)	(403,534)	(4,849,051)
	(23,919)	(285,743)	568,365	7,110,756
Net increase (decrease)	(1,959,657)	$(23,031,935)	(136,643,406)	$(1,652,289,497)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,803,903,345	—
Commercial Mortgage-Backed Securities	—	112,144,180	—
Collateralized Mortgage Obligations	—	90,652,237	—
Asset-Backed Securities	—	77,901,379	—
Corporate Bonds	—	68,095,132	—
Municipal Securities	—	2,029,616	—
Temporary Cash Investments	$6,464,056	9,511,494	—
	$6,464,056	$3,164,237,383	—
Other Financial Instruments
Futures Contracts	$1,581,878	—	—
Swap Agreements	—	$1,049	—
	$1,581,878	$1,049	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(13,227,970)	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 1,261 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund’s average notional amount held during the period was $400,725,000.

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$530,563	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	1,049	Swap agreements	$13,227,970
		$531,612		$13,227,970

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(11,892,757)	Change in net unrealized appreciation (depreciation) on futures contracts	$2,593,595
Other Contracts	Net realized gain (loss) on swap agreement transactions	485,012	Change in net unrealized appreciation (depreciation) on swap agreements	(2,395,217)
		$(11,407,745)		$198,378

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,071,502,985
Gross tax appreciation of investments	$157,478,601
Gross tax depreciation of investments	(58,280,147)
Net tax appreciation (depreciation) of investments	$99,198,454

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$11.73	0.21	(0.06)	0.15	(0.14)	—	(0.14)	$11.74	1.27%	0.47%(4)	3.48%(4)	9%	$1,883,452
2014	$13.13	0.23	(1.18)	(0.95)	(0.17)	(0.28)	(0.45)	$11.73	(7.20)%	0.47%	1.81%	17%	$1,894,824
2013	$12.85	0.23	0.46	0.69	(0.30)	(0.11)	(0.41)	$13.13	5.36%	0.47%	1.69%	27%	$3,514,082
2012	$12.01	0.40	1.01	1.41	(0.45)	(0.12)	(0.57)	$12.85	11.99%	0.48%	3.15%	26%	$3,393,055
2011	$11.52	0.31	0.51	0.82	(0.26)	(0.07)	(0.33)	$12.01	7.18%	0.48%	2.58%	33%	$2,614,427
2010	$11.06	0.40	0.24	0.64	(0.18)	—	(0.18)	$11.52	5.76%	0.48%	3.49%	27%	$2,266,660
Institutional Class
2014(3)	$11.74	0.22	(0.06)	0.16	(0.16)	—	(0.16)	$11.74	1.38%	0.27%(4)	3.68%(4)	9%	$945,243
2014	$13.13	0.23	(1.14)	(0.91)	(0.20)	(0.28)	(0.48)	$11.74	(6.94)%	0.27%	2.01%	17%	$901,517
2013	$12.85	0.24	0.47	0.71	(0.32)	(0.11)	(0.43)	$13.13	5.57%	0.27%	1.89%	27%	$1,067,297
2012	$12.01	0.43	1.01	1.44	(0.48)	(0.12)	(0.60)	$12.85	12.16%	0.28%	3.35%	26%	$802,309
2011	$11.52	0.34	0.50	0.84	(0.28)	(0.07)	(0.35)	$12.01	7.39%	0.28%	2.78%	33%	$559,589
2010	$11.06	0.41	0.25	0.66	(0.20)	—	(0.20)	$11.52	5.98%	0.28%	3.69%	27%	$407,799

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2014(3)	$11.69	0.20	(0.07)	0.13	(0.11)	—	(0.11)	$11.71	1.10%	0.72%(4)	3.23%(4)	9%	$289,410
2014	$13.08	0.20	(1.17)	(0.97)	(0.14)	(0.28)	(0.42)	$11.69	(7.38)%	0.72%	1.56%	17%	$340,625
2013	$12.80	0.20	0.45	0.65	(0.26)	(0.11)	(0.37)	$13.08	5.12%	0.72%	1.44%	27%	$708,663
2012	$11.97	0.37	1.01	1.38	(0.43)	(0.12)	(0.55)	$12.80	11.72%	0.73%	2.90%	26%	$830,062
2011	$11.49	0.27	0.51	0.78	(0.23)	(0.07)	(0.30)	$11.97	6.84%	0.73%	2.33%	33%	$691,362
2010	$11.03	0.37	0.24	0.61	(0.15)	—	(0.15)	$11.49	5.52%	0.73%	3.24%	27%	$709,931
C Class
2014(3)	$11.68	0.15	(0.06)	0.09	(0.02)	—	(0.02)	$11.75	0.77%	1.47%(4)	2.48%(4)	9%	$22,514
2014	$13.09	0.10	(1.17)	(1.07)	(0.06)	(0.28)	(0.34)	$11.68	(8.14)%	1.47%	0.81%	17%	$24,009
2013	$12.81	0.07	0.49	0.56	(0.17)	(0.11)	(0.28)	$13.09	4.34%	1.47%	0.69%	27%	$46,414
2012	$12.00	0.15	1.13	1.28	(0.35)	(0.12)	(0.47)	$12.81	10.85%	1.48%	2.15%	26%	$31,563
2011	$11.51	0.21	0.49	0.70	(0.14)	(0.07)	(0.21)	$12.00	6.11%	1.48%	1.58%	33%	$5,159
2010(6)	$11.51	0.03	(0.03)	—	—	—	—	$11.51	0.00%	1.48%(4)	3.67%(4)	27%(7)	$139
R Class
2014(3)	$11.72	0.18	(0.06)	0.12	(0.08)	—	(0.08)	$11.76	1.02%	0.97%(4)	2.98%(4)	9%	$18,099
2014	$13.11	0.11	(1.11)	(1.00)	(0.11)	(0.28)	(0.39)	$11.72	(7.60)%	0.97%	1.31%	17%	$18,318
2013	$12.83	0.08	0.54	0.62	(0.23)	(0.11)	(0.34)	$13.11	4.85%	0.97%	1.19%	27%	$13,044
2012	$12.01	0.21	1.13	1.34	(0.40)	(0.12)	(0.52)	$12.83	11.37%	0.98%	2.65%	26%	$3,322
2011	$11.52	0.26	0.50	0.76	(0.20)	(0.07)	(0.27)	$12.01	6.64%	0.98%	2.08%	33%	$43
2010(6)	$11.51	0.04	(0.03)	0.01	—	—	—	$11.52	0.09%	0.98%(4)	4.17%(4)	27%(7)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through March 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and slightly below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83901 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Short-Term Government Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWUSX	0.10%	0.22%	0.77%	2.34%	5.05%	12/15/82
Barclays U.S. 1-3 Year Government Bond Index	—	0.30%	0.52%	1.07%	2.61%	5.85%(2)	—
Institutional Class	TWUOX	0.20%	0.42%	—	—	0.84%	3/1/10
A Class(3)	TWAVX						7/8/98
No sales charge*		0.02%	-0.08%	0.52%	2.09%	2.80%
With sales charge*		-2.21%	-2.31%	0.07%	1.85%	2.66%
C Class	TWACX						3/1/10
No sales charge*		-0.42%	-0.84%	—	—	-0.36%
With sales charge*		-1.42%	-0.84%	—	—	-0.36%
R Class	TWARX	-0.10%	-0.31%	—	—	0.15%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since December 31, 1982, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.55%	0.35%	0.80%	1.55%	1.05%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life	2.4 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	66.0%
Collateralized Mortgage Obligations	20.0%
U.S. Government Agency Mortgage-Backed Securities	8.9%
U.S. Government Agency Securities	4.8%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	(2.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1)4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.00	$2.76	0.55%
Institutional Class	$1,000	$1,002.00	$1.76	0.35%
A Class	$1,000	$1000.20	$4.01	0.80%
C Class	$1,000	$995.80	$7.75	1.55%
R Class	$1,000	$999.00	$5.26	1.05%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 66.0%
U.S. Treasury Notes, VRN, 0.08%, 10/1/14	$1,500,000	$1,500,829
U.S. Treasury Notes, 0.375%, 11/15/15(1)	10,000,000	10,021,090
U.S. Treasury Notes, 1.375%, 11/30/15	10,000,000	10,136,520
U.S. Treasury Notes, 2.125%, 12/31/15	6,000,000	6,141,096
U.S. Treasury Notes, 1.50%, 6/30/16	10,500,000	10,686,207
U.S. Treasury Notes, 1.50%, 7/31/16	6,000,000	6,106,878
U.S. Treasury Notes, 0.875%, 11/30/16	23,600,000	23,687,580
U.S. Treasury Notes, 0.625%, 12/15/16	44,900,000	44,808,808
U.S. Treasury Notes, 0.875%, 2/28/17	31,300,000	31,336,684
U.S. Treasury Notes, 0.75%, 3/15/17	14,800,000	14,773,982
U.S. Treasury Notes, 0.875%, 5/15/17	25,500,000	25,471,108
U.S. Treasury Notes, 0.875%, 7/15/17	8,400,000	8,372,767
U.S. Treasury Notes, 2.375%, 7/31/17	4,000,000	4,149,688
U.S. Treasury Notes, 0.875%, 1/31/18	2,000,000	1,973,984
TOTAL U.S. TREASURY SECURITIES (Cost $199,231,904)		199,167,221
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 20.0%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	84,087	84,199
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	2,371,160	2,455,609
FHLMC, Series 2684, Class FP, VRN, 0.65%, 10/15/14	360,677	362,475
FHLMC, Series 2718, Class FW, VRN, 0.50%, 10/15/14	36,652	36,660
FHLMC, Series 3114, Class FT, VRN, 0.50%, 10/15/14	1,561,227	1,571,969
FHLMC, Series 3206, Class FE, VRN, 0.55%, 10/15/14	1,632,519	1,641,397
FHLMC, Series 3231, Class FA, VRN, 0.55%, 10/15/14	1,406,956	1,415,980
FHLMC, Series 3301, Class FA, VRN, 0.45%, 10/15/14	1,410,549	1,417,873
FHLMC, Series 3380, Class FP, VRN, 0.50%, 10/15/14	1,902,251	1,911,198
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	945,567	980,300
FHLMC, Series 3508, Class PF, VRN, 1.00%, 10/15/14	1,962,948	1,991,134
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	516,365	526,237
FHLMC, Series 3587, Class FB, VRN, 0.93%, 10/15/14	1,804,120	1,826,531
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	538,166	554,416
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	1,618,127	1,640,935
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,846,914	1,878,410
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	3,150,000	3,201,454
FHLMC, Series K716, Class A1, 2.41%, 1/25/21	2,425,000	2,471,257
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	537,738	561,589
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,304,933	1,360,449
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,367,291	2,468,727
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	804,473	838,771
FNMA, Series 2003-17, Class FN, VRN, 0.45%, 10/25/14	885,113	885,453
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,891,581	1,971,891
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,258,911	1,316,208

7

	Principal Amount	Value
FNMA, Series 2004-52, Class PF, VRN, 0.60%, 10/25/14	$737,567	$741,507
FNMA, Series 2006-11, Class FA, VRN, 0.45%, 10/25/14	999,598	1,002,990
FNMA, Series 2006-60, Class KF, VRN, 0.45%, 10/25/14	2,469,782	2,479,656
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	654,124	694,560
FNMA, Series 2009-33, Class FB, VRN, 0.97%, 10/25/14	1,827,505	1,862,013
FNMA, Series 2009-87, Class HF, VRN, 1.00%, 10/25/14	706,668	718,646
FNMA, Series 2009-89, Class FD, VRN, 0.75%, 10/25/14	930,909	943,227
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	1,037,229	1,060,417
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	244,486	246,651
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	1,570,101	1,623,840
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	384,603	396,477
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	757,473	785,936
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	3,250,000	3,245,778
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,975,000	1,974,120
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	2,700,000	2,719,544
FNMA, Series 2014-M5, Class FA, VRN, 0.52%, 10/25/14	2,439,017	2,442,587
GNMA, Series 2010-14, Class QF, VRN, 0.60%, 10/16/14	1,924,851	1,933,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,251,805)		60,243,035
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 8.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, VRN, 2.08%, 10/15/14	1,225,841	1,234,911
FHLMC, VRN, 2.125%, 10/15/14	20,502	20,548
FHLMC, VRN, 2.14%, 10/15/14	2,675,769	2,852,101
FHLMC, VRN, 2.16%, 10/15/14	721,118	767,778
FHLMC, VRN, 2.22%, 10/15/14	27,188	27,178
FHLMC, VRN, 2.26%, 10/15/14	237,526	253,684
FHLMC, VRN, 2.35%, 10/15/14	699,112	697,245
FHLMC, VRN, 2.375%, 10/15/14	602,171	645,438
FHLMC, VRN, 2.55%, 10/15/14	459,205	483,015
FHLMC, VRN, 2.63%, 10/15/14	30,344	30,519
FHLMC, VRN, 2.66%, 10/15/14	2,288,296	2,365,088
FHLMC, VRN, 3.22%, 10/15/14	288,526	305,355
FHLMC, VRN, 3.55%, 10/15/14	958,446	1,021,976
FHLMC, VRN, 3.79%, 10/15/14	1,436,918	1,512,245
FHLMC, VRN, 3.99%, 10/15/14	188,458	198,419
FHLMC, VRN, 4.08%, 10/15/14	376,021	397,141
FHLMC, VRN, 5.40%, 10/15/14	180,159	191,351
FHLMC, VRN, 6.12%, 10/15/14	232,434	247,554
FNMA, VRN, 1.77%, 10/25/14	15,549	16,163
FNMA, VRN, 1.875%, 10/25/14	718,056	760,415
FNMA, VRN, 1.91%, 10/25/14	4,736	4,751
FNMA, VRN, 1.92%, 10/25/14	155,568	164,213
FNMA, VRN, 1.93%, 10/25/14	1,707,390	1,823,857
FNMA, VRN, 1.94%, 10/25/14	1,447,547	1,527,334
FNMA, VRN, 1.94%, 10/25/14	947,029	1,008,195
FNMA, VRN, 1.94%, 10/25/14	963,578	1,032,192

8

	Principal Amount	Value
FNMA, VRN, 1.94%, 10/25/14	$196,531	$209,861
FNMA, VRN, 1.97%, 10/25/14	11,904	11,941
FNMA, VRN, 2.18%, 10/25/14	6,620	6,637
FNMA, VRN, 2.19%, 10/25/14	11,825	11,832
FNMA, VRN, 2.20%, 10/25/14	24,200	24,314
FNMA, VRN, 2.23%, 10/25/14	5,105	5,291
FNMA, VRN, 2.27%, 10/25/14	15,524	16,404
FNMA, VRN, 2.29%, 10/25/14	7,732	7,772
FNMA, VRN, 2.375%, 10/25/14	3,143	3,157
FNMA, VRN, 2.41%, 10/25/14	109,624	110,342
FNMA, VRN, 2.625%, 10/25/14	3,147	3,272
FNMA, VRN, 2.74%, 10/25/14	641,844	667,087
FNMA, VRN, 2.89%, 10/25/14	134,911	143,298
FNMA, VRN, 3.04%, 10/25/14	1,207,240	1,248,253
FNMA, VRN, 3.34%, 10/25/14	196,795	210,969
FNMA, VRN, 3.36%, 10/25/14	1,646,521	1,709,684
FNMA, VRN, 3.68%, 10/25/14	836,996	897,729
FNMA, VRN, 3.76%, 10/25/14	367,541	386,450
FNMA, VRN, 3.77%, 10/25/14	12,421	13,089
FNMA, VRN, 3.875%, 10/25/14	5,751	5,766
FNMA, VRN, 4.10%, 10/25/14	1,228	1,230
FNMA, VRN, 4.40%, 10/25/14	33,891	33,887
FNMA, VRN, 5.27%, 10/25/14	258,774	275,712
FNMA, VRN, 6.04%, 10/25/14	277,930	299,871
FNMA, VRN, 6.20%, 10/25/14	2,867	2,855
GNMA, VRN, 1.625%, 10/20/14	2,737	2,740
GNMA, VRN, 2.125%, 10/20/14	9,055	9,110
GNMA, VRN, 3.00%, 10/20/14	30,432	30,565
		25,937,784
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, 7.00%, 12/1/14	213	213
FHLMC, 6.00%, 1/1/15	501	502
FHLMC, 7.50%, 5/1/16	13,031	13,134
FHLMC, 5.50%, 11/1/17	93,194	98,858
FNMA, 7.00%, 5/1/32	215,426	241,284
FNMA, 7.00%, 5/1/32	114,412	128,714
FNMA, 7.00%, 6/1/32	21,177	23,884
FNMA, 7.00%, 6/1/32	114,829	132,165
FNMA, 7.00%, 8/1/32	120,932	136,389
GNMA, 9.50%, 11/20/19	2,193	2,205
		777,348
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,196,836)		26,715,132
U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
FHLB, Series 3823, 0.50%, 9/28/16	3,000,000	2,992,461
FHLB, Series 1, 1.00%, 6/21/17	684,000	684,932
FHLMC, Series 1, 0.75%, 1/12/18	1,000,000	980,938

9

	Principal Amount/Shares	Value
FNMA, 0.50%, 3/30/16	$5,300,000	$5,304,807
FNMA, Series 1, 1.00%, 9/27/17	2,100,000	2,092,851
FNMA, 0.875%, 5/21/18	500,000	489,825
FNMA, 1.875%, 9/18/18	450,000	454,857
FNMA, 1.875%, 2/19/19	1,000,000	1,003,448
FNMA, 1.75%, 9/12/19	600,000	595,543
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,600,840)		14,599,662
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $1,141,910), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $1,119,024)		1,119,024
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $913,863), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $895,219)		895,219
SSgA U.S. Government Money Market Fund, Class N	5,558,310	5,558,310
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,572,553)		7,572,553
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $307,853,938)		308,297,603
OTHER ASSETS AND LIABILITIES — (2.2)%		(6,574,945)
TOTAL NET ASSETS — 100.0%		$301,722,658

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
20	U.S. Treasury 2-Year Notes	December 2014	$4,376,875	$(358)

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $6,013.

(2)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $307,853,938)	$308,297,603
Receivable for investments sold	2,606,853
Receivable for capital shares sold	141,688
Receivable for variation margin on futures contracts	625
Interest receivable	635,295
311,682,064

Liabilities
Payable for investments purchased	9,651,204
Payable for capital shares redeemed	164,800
Accrued management fees	132,443
Distribution and service fees payable	7,196
Dividends payable	3,763
9,959,406

Net Assets	$301,722,658

Net Assets Consist of:
Capital paid in	$302,699,097
Distributions in excess of net investment income	(280,934)
Accumulated net realized loss	(1,138,812)
Net unrealized appreciation	443,307
$301,722,658

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$249,277,787	25,868,237	$9.64
Institutional Class	$22,907,801	2,376,256	$9.64
A Class	$27,735,315	2,877,603	$9.64*
C Class	$1,619,498	171,706	$9.43
R Class	$182,257	19,012	$9.59
*Maximum offering price $9.86 (net asset value divided by 0.9775).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,251,588

Expenses:
Management fees	842,669
Distribution and service fees:
A Class	35,840
C Class	7,081
R Class	332
Trustees' fees and expenses	9,583
Other expenses	27
895,532

Net investment income (loss)	356,056

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	202,789
Futures contract transactions	(23,338)
179,451

Change in net unrealized appreciation (depreciation) on:
Investments	(102,449)
Futures contracts	(54,435)
(156,884)

Net realized and unrealized gain (loss)	22,567

Net Increase (Decrease) in Net Assets Resulting from Operations	$378,623

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$356,056	$153,950
Net realized gain (loss)	179,451	(346,803)
Change in net unrealized appreciation (depreciation)	(156,884)	(1,670,049)
Net increase (decrease) in net assets resulting from operations	378,623	(1,862,902)

Distributions to Shareholders
From net investment income:
Investor Class	(531,122)	(826,817)
Institutional Class	(97,850)	(202,785)
A Class	(5,861)	—
Decrease in net assets from distributions	(634,833)	(1,029,602)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(49,610,496)	(82,304,641)

Net increase (decrease) in net assets	(49,866,706)	(85,197,145)

Net Assets
Beginning of period	351,589,364	436,786,509
End of period	$301,722,658	$351,589,364

Distributions in excess of net investment income	$(280,934)	$(2,157)

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 were $124,261,508 and $165,688,577, respectively, all of which are U.S. Treasury and Government Agency obligations.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,195,686	$11,535,534	4,229,565	$40,902,915
Issued in reinvestment of distributions	52,806	509,489	82,116	794,205
Redeemed	(3,034,532)	(29,276,573)	(12,287,646)	(118,793,913)
	(1,786,040)	(17,231,550)	(7,975,965)	(77,096,793)
Institutional Class
Sold	56,353	542,809	2,975,613	28,717,012
Issued in reinvestment of distributions	9,728	93,906	20,970	202,785
Redeemed	(3,183,675)	(30,744,350)	(2,465,974)	(23,844,655)
	(3,117,594)	(30,107,635)	530,609	5,075,142
A Class
Sold	360,071	3,474,553	983,882	9,507,443
Issued in reinvestment of distributions	585	5,643	—	—
Redeemed	(671,796)	(6,483,324)	(1,801,514)	(17,403,593)
	(311,140)	(3,003,128)	(817,632)	(7,896,150)
C Class
Sold	91,702	868,299	54,844	523,149
Redeemed	(21,060)	(199,348)	(299,510)	(2,857,751)
	70,642	668,951	(244,666)	(2,334,602)
R Class
Sold	7,248	69,510	9,808	94,390
Redeemed	(691)	(6,644)	(15,238)	(146,628)
	6,557	62,866	(5,430)	(52,238)
Net increase (decrease)	(5,137,575)	$(49,610,496)	(8,513,084)	$(82,304,641)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$199,167,221	—
Collateralized Mortgage Obligations	—	60,243,035	—
U.S. Government Agency Mortgage-Backed Securities	—	26,715,132	—
U.S. Government Agency Securities	—	14,599,662	—
Temporary Cash Investments	$5,558,310	2,014,243	—
	$5,558,310	$302,739,293	—

Liabilities
Other Financial Instruments
Futures Contracts	$(358)	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 185 contracts.

The value of interest rate risk derivative instruments as of September 30, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $625 in receivable for variation margin on futures contracts.* For the six months ended September 30, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(23,338) in net realized gain (loss) on futures contract transactions and $(54,435) in change in net unrealized appreciation (depreciation) on futures contracts.

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$307,861,860
Gross tax appreciation of investments	$817,821
Gross tax depreciation of investments	(382,078)
Net tax appreciation (depreciation) of investments	$435,743

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(885,913) and accumulated long-term capital losses of $(329,724), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$9.65	0.01	—(4)	0.01	(0.02)	—	(0.02)	$9.64	0.10%	0.55%(5)	0.23%(5)	39%	$249,278
2014	$9.71	—(4)	(0.03)	(0.03)	(0.03)	—	(0.03)	$9.65	(0.35)%	0.55%	0.05%	103%	$266,755
2013	$9.76	0.01	0.03	0.04	(0.03)	(0.06)	(0.09)	$9.71	0.33%	0.55%	0.11%	77%	$346,147
2012	$9.73	0.05	0.10	0.15	(0.06)	(0.06)	(0.12)	$9.76	1.59%	0.56%	0.51%	139%	$475,832
2011	$9.72	0.09	0.07	0.16	(0.10)	(0.05)	(0.15)	$9.73	1.60%	0.56%	0.94%	75%	$852,802
2010	$9.66	0.15	0.07	0.22	(0.16)	—	(0.16)	$9.72	2.25%	0.56%	1.57%	158%	$991,464
Institutional Class
2014(3)	$9.65	0.02	—(4)	0.02	(0.03)	—	(0.03)	$9.64	0.20%	0.35%(5)	0.43%(5)	39%	$22,908
2014	$9.72	0.02	(0.04)	(0.02)	(0.05)	—	(0.05)	$9.65	(0.25)%	0.35%	0.25%	103%	$53,011
2013	$9.76	0.04	0.03	0.07	(0.05)	(0.06)	(0.11)	$9.72	0.64%	0.35%	0.31%	77%	$48,242
2012	$9.73	0.04	0.13	0.17	(0.08)	(0.06)	(0.14)	$9.76	1.79%	0.36%	0.71%	139%	$333,284
2011	$9.73	0.11	0.06	0.17	(0.12)	(0.05)	(0.17)	$9.73	1.70%	0.36%	1.14%	75%	$131
2010(6)	$9.76	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.20)%	0.36%(5)	1.33%(5)	158%(7)	$25

20

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(8)
2014(3)	$9.64	—(4)	—(4)	—(4)	—(4)	—	—(4)	$9.64	0.02%	0.80%(5)	(0.02)%(5)	39%	$27,735
2014	$9.71	(0.02)	(0.05)	(0.07)	—	—	—	$9.64	(0.72)%	0.80%	(0.20)%	103%	$30,747
2013	$9.76	(0.02)	0.04	0.02	(0.01)	(0.06)	(0.07)	$9.71	0.14%	0.80%	(0.14)%	77%	$38,902
2012	$9.73	0.02	0.11	0.13	(0.04)	(0.06)	(0.10)	$9.76	1.33%	0.81%	0.26%	139%	$63,497
2011	$9.72	0.07	0.06	0.13	(0.07)	(0.05)	(0.12)	$9.73	1.35%	0.81%	0.69%	75%	$47,692
2010	$9.66	0.13	0.06	0.19	(0.13)	—	(0.13)	$9.72	2.00%	0.81%	1.32%	158%	$74,654
C Class
2014(3)	$9.47	(0.04)	—(4)	(0.04)	—	—	—	$9.43	(0.42)%	1.55%(5)	(0.77)%(5)	39%	$1,619
2014	$9.61	(0.09)	(0.05)	(0.14)	—	—	—	$9.47	(1.46)%	1.55%	(0.95)%	103%	$957
2013	$9.72	(0.09)	0.04	(0.05)	—	(0.06)	(0.06)	$9.61	(0.55)%	1.55%	(0.89)%	77%	$3,322
2012	$9.73	(0.06)	0.11	0.05	—	(0.06)	(0.06)	$9.72	0.55%	1.56%	(0.49)%	139%	$3,691
2011	$9.73	(0.01)	0.06	0.05	—(4)	(0.05)	(0.05)	$9.73	0.53%	1.56%	(0.06)%	75%	$722
2010(6)	$9.76	—(4)	(0.03)	(0.03)	—(4)	—	—(4)	$9.73	(0.30)%	1.56%(5)	0.13%(5)	158%(7)	$25

21

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$9.60	(0.01)	—(4)	(0.01)	—	—	—	$9.59	(0.10)%	1.05%(5)	(0.27)%(5)	39%	$182
2014	$9.69	(0.04)	(0.05)	(0.09)	—	—	—	$9.60	(0.93)%	1.05%	(0.45)%	103%	$120
2013	$9.76	(0.03)	0.02	(0.01)	—(4)	(0.06)	(0.06)	$9.69	(0.14)%	1.05%	(0.39)%	77%	$173
2012	$9.73	(0.01)	0.12	0.11	(0.02)	(0.06)	(0.08)	$9.76	1.15%	1.06%	0.01%	139%	$345
2011	$9.73	0.04	0.06	0.10	(0.05)	(0.05)	(0.10)	$9.73	0.99%	1.06%	0.44%	75%	$25
2010(6)	$9.76	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.26)%	1.06%(5)	0.63%(5)	158%(7)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	March 1, 2010 (commencement of sale) through March 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

22

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

23

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

24

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund

25

to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83902 1411

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 4, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 4, 2014